Stock-Based Compensation (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		5,630,000	5,630,000
Compensation Expense
Compensation expense			$ 18
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Compensation Expense
Grant date fair value (in dollars per share)			$ 18.86
Granted (in shares)			261,877
Performance shares
Compensation Expense
Grant date fair value (in dollars per share)			$ 21.17
Unvested shares (in shares)			291,492
Granted (in shares)			158,900
Unvested shares (in shares)				291,492
Assumptions Used
Expected stock volatility			31.80%
Stock options - additional disclosures [Abstract]
Performance period			3 years
Maximum target award percentage			200.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		2,000,000	2,000,000
Vesting period			3 years
Compensation Expense
Outstanding at beginning of period (in shares)			2,745,016
Outstanding at end of period (in shares)				2,745,016
Assumptions Used
Risk-free interest rate			2.05%
Expected stock volatility			21.55%
Expected option life			6 years
Stock options - additional disclosures [Abstract]
Grant date fair value (in dollars per share)			$ 4.91
Expiration period			10 years
Period after grant date			1 year
Options granted in period (in shares)			991,101
All Awards
Aggregate disclosures [Abstract]
Weighted-average period for recognition				1 year 9 months 18 days
Restricted stock and restricted stock units
Compensation Expense
Unvested shares (in shares)			1,457,900
Unvested shares (in shares)				1,457,900
Restricted stock units, performance units and stock options
Compensation Expense
Compensation expense		$ 3
Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period after grant, employee stock options expire upon retirement (in years)				10 years
Weighted average remaining contractual term, options exercisable at end of period (in years)				5 years
Number of shares authorized (in shares)				10,000,000
Annual grant limit total as % of PPL outstanding PPL common stock on first day of each calendar year				0.00%
Annual grant limit options (in shares)				2,000,000
Annual grant limit for individual participants - performance based awards (in shares)				750,000
Annual grant limit for individual participants - performance based awards				15,000,000
Incentive Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	[1]			15,769,431
Annual grant limit total as % of PPL outstanding PPL common stock on first day of each calendar year	[1]			2.00%
Annual grant limit options (in shares)	[1]			3,000,000
Annual grant limit for individual participants - performance based awards (in shares)	[1]			0
Annual grant limit for individual participants - performance based awards	[1]			0
Incentive Compensation Plan For Key Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)				14,199,796
Annual grant limit total as % of PPL outstanding PPL common stock on first day of each calendar year				2.00%
Annual grant limit options (in shares)				3,000,000
Annual grant limit for individual participants - performance based awards (in shares)				0
Annual grant limit for individual participants - performance based awards				0
All Plans | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Compensation Expense
Grant date fair value (in dollars per share)				$ 31.70	$ 30.42	$ 28.29
Unvested shares (in shares)			1,457,900	1,343,404
Transferred (in shares)				70,298
Granted (in shares)				465,238
Vested (in shares)				(395,740)
Forfeited (in shares)				(25,300)
Unvested shares (in shares)				1,457,900	1,343,404
Weighted-average grant date fair value per share, nonvested, beginning of period (in dollars per share)			$ 30.13	$ 28.71
Weighted-average grant date fair value per share, transferred (in dollars per share)				27.43
Weighted-average grant date fair value per share, vested (in dollars per share)				26.19
Weighted-average grant date fair value per share, forfeited (in dollars per share)				30.54
Weighted-average grant date fair value per share, nonvested - end of period (in dollars per share)				$ 30.13	$ 28.71
Total fair value of units vested during the period				$ 10	$ 7	$ 6
All Plans | Performance shares
Compensation Expense
Grant date fair value (in dollars per share)				$ 34.35	$ 34.29	$ 31.40
Unvested shares (in shares)			291,492	170,609
Transferred (in shares)				27,656
Granted (in shares)				138,601
Vested (in shares)				(45,374)
Unvested shares (in shares)				291,492	170,609
Weighted-average grant date fair value per share, nonvested, beginning of period (in dollars per share)			$ 33.71	$ 32.22
Weighted-average grant date fair value per share, transferred (in dollars per share)				32.12
Weighted-average grant date fair value per share, vested (in dollars per share)				29.11
Weighted-average grant date fair value per share, nonvested - end of period (in dollars per share)				$ 33.71	$ 32.22
Period over which performance units fair value is recognized (in years)					3 years	3 years
Maximum payout percentage of target award				200.00%
Assumptions Used
Risk-free interest rate				0.75%	0.36%	0.30%
Expected stock volatility				15.80%	15.50%	19.30%
Expected option life (in years)				3 years	3 years	3 years
All Plans | Performance shares | Retirement Eligible [Member]
Compensation Expense
Period over which performance units fair value is recognized (in years)				1 year	1 year	1 year
All Plans | Performance shares | Not Retirement Eligible [Member]
Compensation Expense
Period over which performance units fair value is recognized (in years)				3 years
Aggregate disclosures [Abstract]
Minimum period after which employee stock options become exercisable (in years)				1 year	1 year	1 year
All Plans | Stock options
Compensation Expense
Outstanding at beginning of period (in shares)			2,745,016	2,845,336
Transferred (in shares)				458,800
Exercised (in shares)				(559,120)
Outstanding at end of period (in shares)				2,745,016	2,845,336
Options exercisable at end of period (in shares)				2,166,150
Unrecognized compensation expense				$ 13
Assumptions Used
Risk-free interest rate					1.15%	1.13%
Expected stock volatility					18.50%	20.60%
Expected option life					6 years 5 months 23 days	6 years 2 months 1 day
Dividend yield					5.00%	5.00%
Stock options - additional disclosures [Abstract]
Percentage of total of long-term incentive mix from performance units				60.00%
Percentage of total of long-term incentive mix from performance-contingent restricted stock units				40.00%
Total percentage of performance-based long-term incentive mix that are equity awards				100.00%
Period that performance goals are evaluated (in years)				3 years
Minimum period after which employee stock options become exercisable (in years)				1 year
Weighted-average exercise price per share at beginning of period (in dollars per share)			$ 30.84	$ 30.47
Weighted average exercise price per share, transferred (in dollars per share)				30.47
Weighted average exercise price per share, exercised (in dollars per share)				28.79
Weighted average exercise price per share at end of period (in dollars per share)				30.84	$ 30.47
Weighted average exercise price, options exercisable at end of period (in dollars per share)				$ 31.24
Weighted average remaining contractual term (in years)				5 years 7 months 6 days
Weighted average remaining contractual term, options exercisable at end of period (in years)				5 years
Aggregate total intrinsic value				$ 17
Aggregate total intrinsic value, options exercisable at end of period				13
Grant date fair value (in dollars per share)					$ 2.19	$ 2.51
All Plans | All Awards
Compensation Expense
Compensation expense				33	$ 27	$ 23
Income tax benefit				$ 14	$ 11	$ 10

[1]	Applicable to outstanding awards granted from January 27, 2006 to January 26, 2012. During 2012, the total plan award limit was reached and the ICP was replaced by the SIP.